Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
CIK	dei_EntityCentralIndexKey	0001465886
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Guggenheim RBP Large-Cap Defensive Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVFDX
Guggenheim RBP Large-Cap Defensive Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVDAX
Guggenheim RBP Large-Cap Defensive Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVDCX
Guggenheim RBP Large-Cap Defensive Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVIDX
Guggenheim RBP Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVEIX
Guggenheim RBP Dividend Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVEAX
Guggenheim RBP Dividend Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVECX
Guggenheim RBP Dividend Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVEFX
Guggenheim RBP Large-Cap Market Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVFMX
Guggenheim RBP Large-Cap Market Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVMAX
Guggenheim RBP Large-Cap Market Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVMCX
Guggenheim RBP Large-Cap Market Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVIMX
Guggenheim RBP Large-Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVVIX
Guggenheim RBP Large-Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVVAX
Guggenheim RBP Large-Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVVCX
Guggenheim RBP Large-Cap Value Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVVFX
Guggenheim Directional Allocation Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVRIX
Guggenheim Directional Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVRAX
Guggenheim Directional Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVRCX
Guggenheim Directional Allocation Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVFRX